Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 80.15%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Farm Credit Bank 12.09%
Fixed Rates:
5.57 07/05/24 $ 2,000,000 $ 1,995,642
5.34 05/28/26 2,000,000 1,976,851
3,972,493
Federal Home Loan Bank 53.09%
Fixed Rates:
4.75 10/24/23 5,000,000 4,997,186
4.88 11/07/23 3,000,000 2,997,315
5.17 03/08/24 1,000,000 998,235
5.15 04/12/24 1,000,000 996,897
5.00 04/25/24 1,500,000 1,494,329
5.63 09/20/24 2,000,000 1,993,897
4.63 12/13/24 2,000,000 1,981,594
5.35 12/30/24 2,000,000 1,987,880
17,447,333
Federal Home Loan Mortgage Corp. 14.97%
Fixed Rates:
3.06 05/29/24 5,000,000 4,917,972
Investments, at value 80.15% 26,337,798
(cost $26,426,532 )
Other assets and liabilities, net 19.85% 6,522,250
Net Assets 100.00% $ 32,860,048

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
Near-Term Tax Free Fund
Municipal Bonds 90.03%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Alabama 1.83%
Alabama Community College System,
Alabama, Refunding, RB BAM 4.00 11/01/24 $ 185,000 $ 185,244
Alabaster Board of Education, Alabama,
Prefunding, Special Tax Bond AGM 5.00 09/01/44 300,000 302,711
487,955
Arizona 1.50%
City of Mesa AZ, Arizona, Refunding, GO
Limited 4.00 07/01/25 400,000 401,309
California 3.22%
City of Milpitas CA Wastewater Revenue,
California, Refunding, RB 5.00 11/01/24 350,000 354,860
East Side Union High School District,
California, GO Unlimited AGM 5.00 08/01/24 200,000 202,073
State of California, California, Refunding, GO
Unlimited 5.00 08/01/24 300,000 303,452
860,385
Colorado 4.17%
City of Glendale CO, Colorado, Refunding, COP
AGM 5.00 12/01/25 750,000 759,193
Colorado Health Facilities Authority, Colorado,
Refunding, RB 5.00 10/01/25 350,000 354,750
1,113,943
Connecticut 2.41%
State of Connecticut, Connecticut, GO
Unlimited 4.00 06/15/24 235,000 235,191
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 206,411
Town of Simsbury CT, Connecticut, Refunding,
GO Unlimited 5.00 08/01/24 200,000 202,285
643,887
Florida 2.68%
Port St Lucie Community Redevelopment
Agency, Florida, Refunding, Tax
Allocation Bond 5.00 01/01/25 705,000 715,242
Hawaii 0.67%
State of Hawaii, Hawaii, Refunding, GO
Unlimited 5.00 10/01/27 175,000 180,371

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Illinois 3.80%
Chicago Park District, Illinois, Refunding, GO
Limited, Series B 5.00 01/01/24 $ 500,000 $ 500,779
City of St Charles IL, Illinois, GO Unlimited 5.00 12/01/23 210,000 210,331
Cook County Township High School District No.
225, Illinois, Refunding, GO Unlimited 5.00 12/01/24 300,000 303,609
1,014,719
Indiana 1.68%
Northwestern School Corp., Indiana, GO
Limited 5.00 01/15/26 150,000 152,934
South Henry Multi School Building Corp.,
Indiana, RB 5.00 07/15/24 125,000 125,949
Warrick County Redevelopment District,
Indiana, Refunding, Tax Allocation Bond 4.00 08/01/25 170,000 170,096
448,979
Iowa 1.09%
Iowa Finance Authority, Iowa, Refunding, RB 5.00 02/15/25 290,000 292,654
Kansas 0.61%
City of Lawrence KS, Kansas, GO Unlimited 3.25 09/01/27 170,000 162,659
Kentucky 2.64%
Campbellsville Independent School District
Finance Corp., Kentucky, RB 4.00 08/01/25 165,000 164,776
City of Ashland KY, Kentucky, Refunding, GO
Unlimited AGM 5.00 01/01/25 300,000 303,847
Kentucky Bond Development Corp., Kentucky,
Refunding, RB 5.00 05/01/25 235,000 238,249
706,872
Louisiana 1.07%
Louisiana Housing Corp., Louisiana, RB FHLMC 2.15 12/01/24 295,000 286,700
Massachusetts 3.99%
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note
Revenue, Massachusetts, RB 5.00 06/15/25 250,000 251,910
Massachusetts Development Finance Agency,
Massachusetts, Refunding, RB 4.00 04/01/25 250,000 251,152
Massachusetts Port Authority, Massachusetts,
Refunding, RB 5.00 07/01/24 560,000 564,791
1,067,853

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Michigan 2.54%
Great Lakes Water Authority Water Supply
System Revenue, Michigan, Refunding,
RB 5.00 07/01/26 $ 365,000 $ 375,994
Michigan Finance Authority, Michigan, RB
AGM 5.00 07/01/26 300,000 301,886
677,880
Minnesota 5.27%
City of St Cloud MN, Minnesota, Refunding, RB 5.00 05/01/24 185,000 185,914
City of Thief River Falls MN, Minnesota,
Refunding, GO Unlimited 2.00 02/01/24 150,000 148,515
County of Chisago MN, Minnesota, GO
Unlimited 2.00 02/01/27 1,175,000 1,075,170
1,409,599
Mississippi 0.47%
County of Madison MS, Mississippi, GO
Unlimited 4.50 11/01/25 125,000 125,723
Missouri 0.75%
St Louis Land Clearance for Redevelopment
Authority, Missouri, RB 4.00 07/15/25 200,000 200,440
Nebraska 2.10%
Adams County School District No. 18,
Nebraska, GO Unlimited 2.00 12/15/23 260,000 258,281
Nebraska Public Power District, Nebraska,
Refunding, RB 5.00 01/01/25 300,000 304,103
562,384
Nevada 1.13%
Clark County Water Reclamation District,
Nevada, Refunding, GO Limited 5.00 07/01/24 300,000 302,545
New Hampshire 0.75%
City of Portsmouth NH, New Hampshire, GO
Unlimited 4.00 06/15/24 200,000 200,382
New Jersey 8.61%
City of Asbury Park NJ, New Jersey, GO
Unlimited Notes 4.75 01/17/24 470,000 470,522
Middlesex County Improvement Authority, New
Jersey, RB 5.00 07/01/25 425,000 434,216
New Jersey Transportation Trust Fund
Authority, New Jersey, RB 5.25 12/15/23 225,000 225,401

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
New Jersey (cont’d)
Township of North Bergen NJ, New Jersey, GO
Unlimited Notes 5.00 12/21/23 $ 440,000 $ 440,329
Township of North Bergen NJ, New Jersey, GO
Unlimited Notes 4.00 04/24/24 225,000 225,213
Township of Parsippany-Troy Hills NJ, New
Jersey, GO Unlimited Notes 5.00 11/03/23 255,000 255,155
Township of Vernon NJ, New Jersey,
Refunding, GO Unlimited 4.00 01/01/24 250,000 249,961
2,300,797
New Mexico 2.36%
City of Rio Rancho NM, New Mexico, GO
Unlimited 5.00 08/01/27 600,000 629,960
New York 4.98%
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/25 250,000 255,524
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/26 200,000 206,954
Port Authority of New York & New Jersey,
New York, Refunding, RB 5.00 10/01/25 215,000 217,713
Town of Irondequoit NY, New York, GO Limited
Notes 4.00 12/15/23 650,000 650,092
1,330,283
Ohio 1.06%
Kettering City School District, Ohio, Refunding,
GO Unlimited 5.00 12/01/24 280,000 283,241
Oklahoma 5.21%
Cleveland County Independent School District
No. 29 Norman, Oklahoma, GO Unlimited 3.00 05/01/24 415,000 411,637
Grady County School Finance Authority,
Oklahoma, RB 5.00 09/01/24 225,000 227,033
Tulsa Public Facilities Authority, Oklahoma, RB 5.00 06/01/24 750,000 754,495
1,393,165
Oregon 1.35%
City of Ashland OR, Oregon, GO Limited 2.38 10/01/26 200,000 186,940
Klamath Falls Intercommunity Hospital
Authority, Oregon, Refunding, RB 4.00 09/01/24 175,000 173,930
360,870

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Pennsylvania 4.95%
Commonwealth of Pennsylvania, Pennsylvania,
Refunding, GO Unlimited, First Series 5.00 08/15/25 $ 310,000 $ 316,841
Commonwealth of Pennsylvania, Pennsylvania,
GO Unlimited, Second Series 5.00 09/15/24 300,000 303,232
County of Somerset PA, Pennsylvania,
Refunding, GO Unlimited 5.00 10/01/23 400,000 400,000
Pittsburgh Water & Sewer Authority,
Pennsylvania, RB AGM 5.00 09/01/24 300,000 302,389
1,322,462
Rhode Island 1.91%
State of Rhode Island, Rhode Island,
Refunding, GO Unlimited 4.00 10/15/23 510,000 509,959
South Carolina 3.05%
City of Tega Cay SC, South Carolina, Refunding,
GO Unlimited 2.25 04/01/25 335,000 321,473
Piedmont Municipal Power Agency, South
Carolina, Refunding, RB NATL
 ◊
3.75 01/01/24 500,000 494,176
815,649
South Dakota 0.51%
South Dakota Health & Educational Facilities
Authority, South Dakota, Refunding, RB 5.00 09/01/24 135,000 135,715
Tennessee 0.94%
Metropolitan Government of Nashville &
Davidson County TN, Tennessee, GO
Unlimited 5.00 07/01/24 250,000 252,157
Texas 3.32%
City of Austin TX, Texas, Refunding, GO Limited 5.00 09/01/24 215,000 217,212
City of Dallas TX Waterworks & Sewer System
Revenue, Texas, RB 5.00 10/01/23 275,000 275,000
City of League City TX, Texas, Refunding, GO
Limited 5.00 02/15/24 250,000 250,965
University of Houston, Texas, Refunding, RB 5.00 02/15/24 145,000 145,491
888,668
Utah 2.00%
County of Utah UT, Utah, RB 5.00 05/15/24 250,000 251,281
Jordan Valley Water Conservancy District,
Utah, Refunding, RB 5.00 10/01/24 280,000 283,446
534,727

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Vermont 1.46%
University of Vermont and State Agricultural
College, Vermont, Refunding, RB 5.00 10/01/24 $ 385,000 $ 389,174
Virginia 0.86%
Virginia Commonwealth Transportation Board,
Virginia, RB 5.00 05/15/25 225,000 229,253
Washington 1.53%
King County Fire Protection District No. 45,
Washington, GO Unlimited 4.00 12/01/25 260,000 260,072
King County Housing Authority, Washington,
Refunding, RB 4.00 06/01/27 150,000 148,110
408,182
Wisconsin 1.56%
Village of Hartland WI, Wisconsin, Refunding,
GO Unlimited 3.00 06/01/24 420,000 415,933
Investments, at value 90.03% 24,062,676
(cost $24,507,531 )
Other assets and liabilities, net 9.97% 2,664,558
Net Assets 100.00% $ 26,727,234

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
Global Luxury Goods Fund
Common Stocks 81.81% Shares Value
Apparel Manufacturers 11.90%
Burberry Group PLC 13,500 $ 312,861
Christian Dior SE 585 429,822
Deckers Outdoor Corp.
 *
1,690 868,812
Hermes International SCA 1,532 2,792,573
Kering SA, ADR 9,200 417,956
PRADA SpA 64,000 375,076
5,197,100
Athletic Footwear 0.51%
On Holding AG, Class A
 *
8,000 222,560
Automotive - Cars & Light Trucks 19.20%
Bayerische Motoren Werke AG 15,200 1,543,821
Ferrari NV 750 221,655
Lucid Group, Inc.
 *
69,000 385,710
Mercedes-Benz Group AG, ADR 126,514 2,193,753
NIO, Inc., ADR
 *
26,000 235,040
Tesla, Inc.
 *
8,844 2,212,946
Volkswagen AG 12,150 1,595,632
8,388,557
Beverages - Wine/Spirits 4.16%
Pernod Ricard SA 9,050 1,506,734
Remy Cointreau SA 2,550 310,887
1,817,621
Building - Residential/Commercial 0.73%
Toll Brothers, Inc. 4,300 318,028
Casino Hotels 3.04%
Las Vegas Sands Corp. 29,000 1,329,360
Cosmetics & Toiletries 1.98%
Coty, Inc., Class A
 *
79,000 866,630
Cruise Lines 3.18%
Carnival Corp.
 *
6,300 86,436
Norwegian Cruise Line Holdings, Ltd.
 *
26,400 435,072
Royal Caribbean Cruises, Ltd.
 *
9,400 866,116
1,387,624
Diversified Banking Institution 3.98%
JPMorgan Chase & Co. 12,000 1,740,240
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
 #*@
100,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Finance - Mortgage Loan/Banker 0.00%
Lendified Holdings, Inc.
 #*@
1,116,560 $ 0
Gold Mining 4.04%
Dundee Precious Metals, Inc. 71,000 439,094
Franco-Nevada Corp. 3,600 480,564
Osisko Gold Royalties, Ltd. 23,000 270,250
Ramelius Resources, Ltd. 250,000 227,689
Royal Gold, Inc. 3,250 345,573
1,763,170
Hotels & Motels 9.90%
Hilton Worldwide Holdings, Inc. 10,500 1,576,890
InterContinental Hotels Group PLC 11,400 843,080
Marriott International, Inc., Class A 9,700 1,906,632
4,326,602
Investment Management/Advisory Services 2.27%
Apollo Global Management, Inc. 11,050 991,848
Oil Companies - Exploration & Production 0.10%
NG Energy International Corp., 144A
 #*∆
50,000 43,438
Real Estate Operating/Development 0.00%
Infrastructure Ventures, Inc.
 #*@
426,533 0
Recreational Vehicles 0.95%
Polaris, Inc. 4,000 416,560
Retail - Apparel/Shoe 3.42%
Brunello Cucinelli SpA 5,700 432,338
Moncler SpA 7,150 414,378
Zalando SE
 *
29,200 648,776
1,495,492
Retail - Jewelry 6.57%
Cie Financiere Richemont SA 19,750 2,405,219
Pandora A/S 4,500 464,361
2,869,580
Retail - Miscellaneous/Diversified 0.87%
Dufry AG
 *
10,000 379,659
Textile - Apparel 5.01%
LVMH Moet Hennessy Louis Vuitton SE, ADR 14,486 2,188,980
Total Common Stocks 35,743,049
(cost $37,845,378)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
Global Luxury Goods Fund
Corporate Non-Convertible Bond 1.71%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Gold Mining 1.71%
Aris Gold Corp. 7.50 08/26/27 $ 735,400 $ 747,608
(cost $735,319)
Warrant 0.02%
Exercise
Price
Exp.
Date Shares
Retail - Jewelry 0.02%
Cie Financiere Richemont SA
 *
$ 67.00 11/22/23 9,200 6,832
(cost $0 )
Investments, at value 83.54% 36,497,489
(cost $38,580,697 )
Other assets and liabilities, net 16.46% 7,192,858
Net Assets 100.00% $ 43,690,347

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
Global Resources Fund
Common Stocks 89.44% Shares Value
Advanced Materials/Production 3.10%
Nano One Materials Corp.
 *
275,000 $ 601,325
NanoXplore, Inc.
 *
200,000 385,791
Neo Performance Materials, Inc. 80,000 472,961
1,460,077
Agricultural Chemicals 1.49%
CF Industries Holdings, Inc. 2,000 171,480
Nutrien, Ltd. 4,000 247,024
The Mosaic Co. 8,000 284,800
703,304
Agricultural Operations 0.91%
Wide Open Agriculture, Ltd.
 #*@
2,000,000 427,562
Building & Construction Products - Miscellaneous 0.29%
Louisiana-Pacific Corp. 2,500 138,175
Chemicals - Diversified 0.04%
Base Carbon, Inc.
 *
51,789 16,395
Coal 0.00%
Caribbean Resources Corp.
 #*@
2,148,176 0
Diamonds/Precious Stones 1.71%
Barksdale Resources Corp.
 *
1,600,000 718,572
Lucara Diamond Corp.
 *
300,000 86,140
804,712
Distribution/Wholesale 0.26%
Fox River Resources Corp.
 *
750,000 124,241
Diversified Minerals 12.74%
Arianne Phosphate, Inc.
 *
1,000,000 228,235
Atlas Lithium Corp.
 *
5,000 153,200
Bradda Head Lithium, Ltd.
 *
400,000 14,405
Core Assets Corp., 144A
 #*∆
600,000 59,636
Critical Elements Lithium Corp.
 *
550,000 720,780
Desert Mountain Energy Corp.
 *
300,000 92,766
E3 Lithium, Ltd.
 *
400,000 921,774
Global Lithium Resources, Ltd.
 *
250,000 218,617
Group 6 Metals, Ltd.
 *
800,000 46,170
IberAmerican Lithium Corp.
 *
1,000,000 147,248
Legacy Lithium Corp.
 #*@
100,000 1,973
Leo Lithium, Ltd.
 #*@
700,000 227,283
Li-FT Power, Ltd.
 *
80,000 424,075
Lithium Ionic Corp.
 *
250,000 368,121
Lithium Royalty Corp.
 *
50,000 418,185
NGX, Ltd.
 *
109,090 13,636

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
Global Resources Fund
Common Stocks (cont’d) Shares Value
Diversified Minerals (cont’d)
Nio Strategic Metals, Inc.
 *
3,325,000 $ 318,240
Nio Strategic Metals, Inc., 144A
 #*∆
362,069 34,654
Northern Graphite Corp.
 *
675,000 114,302
Piedmont Lithium, Inc.
 *
7,500 297,750
Standard Lithium, Ltd.
 *
75,000 212,250
Surge Battery Metals, Inc.
 *
500,000 353,396
Volt Lithium Corp.
 *
1,000,000 187,742
VR Resources, Ltd.
 *
500,000 33,131
Winsome Resources, Ltd.
 *
300,000 280,883
Wolfden Resources Corp.
 *
1,825,000 114,209
6,002,661
Energy - Alternate Sources 0.54%
Canadian Solar, Inc.
 *
10,000 246,100
Pacific Green Energy Corp.
 #*@~
2,400,000 0
Zinc8 Energy Solutions, Inc.
 *
1,000,000 7,363
253,463
Enterprise Software/Services 4.28%
Abaxx Technologies, Inc.
 *
333,333 1,700,716
Base Carbon, Inc.
 *
1,000,000 316,584
2,017,300
Food - Miscellaneous/Diversified 0.11%
Burcon NutraScience Corp.
 *
500,000 51,537
Gold Mining 10.45%
Agnico Eagle Mines, Ltd. 5,000 227,250
Centerra Gold, Inc. 60,000 293,319
Collective Mining, Ltd.
 *
50,000 176,698
Critical Resources, Ltd.
 *
4,500,000 109,577
EnviroGold Global, Ltd., 144A
 #*∆
75,000 10,491
Firefinch, Ltd.
 #*@
1,000,000 57,866
Horizonte Minerals PLC
 *
100,000 153,174
Horizonte Minerals PLC
 *
50,800 83,030
Ionic Rare Earths, Ltd.
 *
7,500,000 110,663
Iris Metals, Ltd.
 *
650,000 820,194
K92 Mining, Inc.
 *
200,000 849,623
Kinross Gold Corp. 125,000 570,000
Montage Gold Corp.
 *
750,000 298,178
OceanaGold Corp. 250,000 489,601
Royal Road Minerals, Ltd.
 *
5,500,000 485,919
Silver Tiger Metals, Inc.
 *
1,000,000 161,973
Western Atlas Resources, Inc.
 *
2,000,000 25,769
4,923,325

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
Global Resources Fund
Common Stocks (cont’d) Shares Value
Industrial Gases 1.58%
Linde PLC 2,000 $ 744,700
Investment Companies 1.08%
Contango Holdings PLC
 *
10,602,248 510,524
Metal - Copper 1.70%
Arizona Sonoran Copper Co., Inc.
 *
400,000 462,359
Kutcho Copper Corp.
 *
850,000 78,226
Meridian Mining UK Societas
 *
400,000 106,019
Trigon Metals, Inc.
 *
1,250,000 156,451
803,055
Metal - Diversified 15.34%
Centaurus Metals, Ltd.
 *
500,000 216,248
Electra Battery Materials Corp.
 *
300,000 185,533
Electra Battery Materials Corp., 144A
 #*∆
55,555 34,358
Filo Corp.
 *
180,000 2,688,901
GoviEx Uranium, Inc., 144A
 #*∆
58,000 7,900
Ivanhoe Electric, Inc./US
 *
16,499 196,338
Ivanhoe Mines, Ltd.
 *
340,000 2,913,749
Juno Corp., 144A
 #*@∆
200,000 294,496
Nubian Resources, Ltd.
 *
250,000 8,283
Orsu Metals Corp., 144A
 #*@∆
14,761 0
Sovereign Metals, Ltd.
 *
600,000 157,649
Vox Royalty Corp. 200,000 404,000
Vulcan Energy Resources, Ltd.
 *
63,726 117,461
7,224,916
Metal - Iron 0.00%
Consolidated Growth Holdings, Ltd.
 #*@
19,859,173 0
Mining Services 0.75%
Cordoba Minerals Corp.
 *
58,823 14,075
Defense Metals Corp.
 *
2,500,000 340,512
354,587
Natural Resource Technology 0.27%
I-Pulse, Inc., 144A
 #*@+∆
15,971 126,171
Non-Ferrous Metals 2.48%
Cameco Corp. 7,500 297,300
Encore Energy Corp.
 *
225,000 740,475
Euro Manganese, Inc.
 *
1,000,000 89,809
InZinc Mining, Ltd.
 *
2,000,000 40,493
Sterling Group Ventures, Inc., 144A
 #*@∆
500,000 0
1,168,077

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
Global Resources Fund
Common Stocks (cont’d) Shares Value
Oil - Field Services 2.34%
Halliburton Co. 10,000 $ 405,000
Schlumberger NV 12,000 699,600
1,104,600
Oil - US Royalty Trusts 8.98%
Black Stone Minerals LP 50,000 861,500
Deterra Royalties, Ltd. 200,000 611,317
Kimbell Royalty Partners LP 55,000 880,000
Sabine Royalty Trust 20,000 1,318,000
Viper Energy Partners LP 20,000 557,600
4,228,417
Oil Companies - Exploration & Production 10.29%
Chesapeake Energy Corp. 7,500 646,725
ConocoPhillips 1,500 179,700
Freehold Royalties, Ltd. 30,000 324,682
LNG Energy Group Corp.
 *
1,000,000 261,366
Logan Energy Corp./CA
 *
175,000 130,131
New Stratus Energy, Inc.
 *
1,888,500 903,755
NG Energy International Corp.
 *
825,000 716,731
NG Energy International Corp., 144A
 #*∆
200,000 173,753
Occidental Petroleum Corp. 10,000 648,800
Range Resources Corp. 10,000 324,100
Source Rock Royalties, Ltd. 500,000 301,859
Topaz Energy Corp. 15,000 236,665
4,848,267
Oil Refining & Marketing 0.75%
Valero Energy Corp. 2,500 354,275
Pipelines 2.64%
Cheniere Energy, Inc. 7,500 1,244,700
Precious Metals 1.76%
Brixton Metals Corp.
 *
2,000,000 235,597
Nova Minerals, Ltd.
 *
500,000 78,502
Pan American Energy Corp.
 *
500,000 169,335
Pan American Silver Corp. 15,000 217,200
Polarx, Ltd.
 *
20,000,000 127,883
828,517
Real Estate Operating/Development 1.20%
Infrastructure Ventures, Inc.
 #*@+
7,443,544 0
Revival Gold, Inc.
 *
1,500,000 563,225
563,225

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
Global Resources Fund
Common Stocks (cont’d) Shares Value
REITS - Diversified 0.96%
PotlatchDeltic Corp. REIT 10,000 $ 453,900
Remediation Services 0.65%
Denison Mines Corp.
 *
185,000 305,250
Retail - Jewelry 0.46%
Mene, Inc.
 *
750,000 215,351
Silver Mining 0.29%
Vizsla Silver Corp.
 *
125,000 134,364
Total Common Stocks 42,135,648
(cost $86,843,012)
Corporate Convertible Bond 1.03%
Coupon
Rate %
Maturity
Date
Principal
Amount
Investment Companies 1.03%
Contango Holdings PLC, 144A
 #@∆
0.00 11/01/23 $ 400,000 488,040
(cost $508,120)
Corporate Non-Convertible Bonds 3.12%
Gold Mining 1.95%
Aris Gold Corp. 7.50 08/26/27 900,897 915,852
Oil Companies - Exploration & Production 1.17%
NG Energy International Corp.
 #
8.00 05/20/27 750,000 552,181
Total Corporate Non-Convertible Bonds 1,468,033
(cost $1,487,999)
Exchange Traded Funds 1.40% Shares
abrdn Physical Palladium Shares ETF
 *
200 23,016
Direxion Daily Gold Miners Index Bear 2X Shares ETF 430 6,342
Direxion Daily Junior Gold Miners Index Bear 2X Shares
ETF 527 4,353
Global X Uranium ETF 1,000 27,040
iShares U.S. Energy ETF 2,000 94,860
iShares U.S. Oil Equipment & Services ETF 2,300 55,292
KraneShares Global Carbon Strategy ETF 4,000 144,520
ProShares UltraShort Bloomberg Natural Gas ETF
 *
400 24,416
Sprott Physical Uranium Trust
 *
1,000 17,066
Teucrium Corn Fund ETF
 *
6,400 140,928

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
Global Resources Fund
Exchange Traded Funds (cont’d) Shares Value
U.S. Oil Fund LP ETF
 *
1,500 $ 121,290
Total Exchange Traded Funds 659,123
(cost $656,100)
Warrants 0.19%
Exercise
Price
Exp.
Date
Diversified Minerals 0.03%
Bradda Head Lithium, Ltd., 144A
 #*@∆
$ 0.21 04/19/24 2,000,000 0
Core Assets Corp., 144A
 #*@∆
0.47 02/17/25 300,000 0
Desert Mountain Energy Corp., 144A
 #*@∆
2.70 03/24/25 300,000 0
IberAmerican Lithium, Inc., 144A
 #*@∆
0.40 08/24/26 500,000 0
Ion Energy, Ltd., 144A
 #*@∆
0.70 04/13/24 225,000 0
Nio Strategic Metals, Inc., 144A
 #*@∆
0.12 10/15/23 1,662,500 12,240
Volt Lithium Corp., 144A
 #*@∆
0.33 08/04/25 500,000 0
12,240
Investment Companies 0.00%
Contango Holdings PLC, 144A
 #*@∆
0.09 11/07/25 4,583,333 0
Metal - Copper 0.00%
Trigon Metals, Inc., 144A
 #*@∆
0.30 07/12/26 625,000 0
Metal - Diversified 0.00%
Electra Battery Materials Corp., 144A
 #*@∆
1.74 08/11/25 250,000 0
Mining Services 0.09%
Aris Mining Corp.
 *
2.75 07/29/25 370,889 42,325
Non-Ferrous Metals 0.00%
Flying Nickle Mining Corp., 144A
 #*@∆
1.00 11/29/23 150,000 0
Oil Companies - Exploration & Production 0.07%
LNG Energy Group, 144A
 #*@∆
0.60 05/05/26 1,000,000 0
NG Energy International Corp.
 *
1.40 05/20/27 300,000 26,505
Source Rock Royalties, Ltd.
 *
1.25 03/01/24 1,250,000 6,902
33,407
Real Estate Operating/Development 0.00%
Revival Gold, Inc., 144A
 #*@∆
0.72 05/16/26 250,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
Global Resources Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Silver Mining 0.00%
Vizsla Silver Corp., 144A
 #*@∆
$ 2.00 11/15/24 62,500 $ 0
Total Warrants 87,972
(cost $94,582 )
Publically Traded Partnerships 0.19% Shares Value
Invesco DB US Dollar Index Bullish Fund ETF 3,000 89,190
(cost $89,070)
Call Options Purchased 0.24%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts
Diversified Minerals 0.00%
Group 6 Metals, Ltd.
 #@
$ 0.28 01/25 $ 11,200,000 400,000 0
Gold Mining 0.21%
Iris Metals, Ltd.
 #@
1.50 05/25 0 325,000 98,211
Precious Metals 0.03%
Coeur Mining, Inc. 2.50 01/24 147,250 589 14,725
Nova Minerals, Ltd.
 #@
0.70 04/24 0 16,666 0
14,725
Total Purchased Call Options 112,936
(premiums paid $16,213 )
Investments, at value 95.61% 45,040,942
(cost $89,695,096 )
Other assets and liabilities, net 4.39% 2,070,546
Net Assets 100.00% $ 47,111,488

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
World Precious Minerals Fund
Common Stocks 93.32% Shares Value
Advanced Materials/Production 14.01%
Nano One Materials Corp.
 *
2,700,000 $ 5,903,920
Chemicals - Diversified 0.00%
Base Carbon, Inc.
 *
15 5
Coal 0.00%
Caribbean Resources Corp.
 #*@
505,453 0
Diamonds/Precious Stones 3.49%
Barksdale Resources Corp.
 *
3,275,000 1,470,826
Diversified Minerals 3.85%
Ascot Resources, Ltd., 144A
 #*∆
6,412 1,770
Desert Gold Ventures, Inc.
 *
750,000 17,946
E79 Resources Corp.
 *
2,000,000 110,436
Erdene Resource Development Corp.
 *
500,000 108,596
Gossan Resources, Ltd.
 *
1,250,000 39,113
Indochine Mining, Ltd.
 #*@
10,000 0
Kenorland Minerals, Ltd.
 *
250,000 115,958
Kootenay Resources, Inc.
 #*@
40,000 2,945
Max Resource Corp.
 *
2,150,000 292,840
Minaurum Gold, Inc.
 *
1,000,000 110,436
Musgrave Minerals, Ltd.
 *
750,000 188,165
Northern Graphite Corp.
 *
500,000 84,668
Spark Energy Minerals, Inc.
 *
163,210 18,925
Waraba Gold, Ltd.
 #*~
2,155,000 79,330
Waraba Gold, Ltd., 144A
 #*~∆
6,045,000 222,529
Western Exploration, Inc.
 *
350,000 229,339
1,622,996
Enterprise Software/Services 0.03%
Abaxx Technologies, Inc.
 *
2,678 13,664
Financial Services 0.00%
Tokens.com Corp., 144A
 #*∆
11,123 1,228
Gold Mining 36.46%
Adamera Minerals Corp.
 *
5,470,000 90,613
Adamera Minerals Corp., 144A
 #*∆
119,543 1,980
Allegiant Gold, Ltd.
 *
750,000 71,784
Alpha Exploration, Ltd.
 *
500,000 254,003
Amilot Capital, Inc., 144A
 #*@∆
410,000 4,528
Angold Resources, Ltd.
 *
50,000 2,209
Angus Gold, Inc.
 *
250,000 106,755
Asante Gold Corp.
 *
1,250,000 1,242,408
Awale Resources, Ltd.
 *
1,300,000 95,711
Bellevue Gold, Ltd.
 *
500,000 439,934

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Black Cat Syndicate, Ltd.
 *
1,750,000 $ 235,192
Carolina Rush Corp.
 *
870,000 64,053
Cassiar Gold Corp.
 *
448,000 107,197
Collective Mining, Ltd.
 *
50,000 176,698
Compass Gold Corp.
 *
2,000,000 117,799
Contact Gold Corp.
 *
8,200,000 90,558
Faraday Copper Corp., 144A
 #*∆
43,500 21,778
Freegold Ventures, Ltd.
 *
200,000 55,954
G2 Goldfields, Inc.
 *
700,000 401,988
Gold Bull Resources Corp.
 *
1,000,000 27,609
Goldshore Resources, Inc.
 *
1,000,000 92,030
Heliostar Metals, Ltd.
 *
1,250,000 248,482
HighGold Mining, Inc.
 *
375,000 99,393
K92 Mining, Inc.
 *
750,000 3,186,085
Karus Gold Corp.
 #*@
375,000 60,740
Kesselrun Resources, Ltd.
 *~
5,000,000 92,030
Lion One Metals, Ltd.
 *
500,000 305,540
Loncor Gold, Inc.
 *
2,600,000 526,413
Maple Gold Mines, Ltd.
 *
1,000,000 44,175
Mawson Gold, Ltd.
 *
625,000 144,948
McEwen Mining, Inc.
 *
13,476 86,616
Moneta Gold, Inc.
 *
100,000 58,899
Montage Gold Corp.
 *
500,000 198,785
NV Gold Corp.
 *
1,000,000 40,493
Omai Gold Mines Corp.
 *
3,000,000 88,349
Onyx Gold Corp.
 *
200,000 73,624
Osisko Mining, Inc.
 *
100,000 181,115
Radisson Mining Resources, Inc.
 *
8,500,000 1,220,320
Radius Gold, Inc., 144A
 #*∆
125,000 21,627
Renegade Gold, Inc.
 *
25,000 6,994
Reunion Gold Corp.
 *
1,500,000 458,310
Roscan Gold Corp.
 *
1,500,000 154,611
Royal Road Minerals, Ltd.
 *
1,500,000 132,523
Sanu Gold Corp.
 *
585,000 21,535
Sanu Gold Corp., 144A
 #*∆
700,000 25,768
Scottie Resources Corp.
 *
2,250,000 331,309
Silver Tiger Metals, Inc.
 *
1,000,000 161,973
Skeena Resources, Ltd.
 *
75,000 342,904
Snowline Gold Corp.
 *
70,000 261,807
Southern Gold, Ltd.
 *
10,000,000 76,768
Storm Exploration, Inc.
 *
537,500 45,509
Strikepoint Gold, Inc.
 *
2,750,000 91,110
Taurus Gold, Ltd., 144A
 #*@∆
2,448,381 0
TriStar Gold, Inc.
 *~
28,800,000 2,226,394
Viva Gold Corp.
 *
500,000 44,175
Wesdome Gold Mines, Ltd.
 *
85,000 443,696

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Westhaven Gold Corp.
 *
1,000,000 $ 158,292
15,362,093
Metal - Copper 0.87%
Arizona Sonoran Copper Co., Inc.
 *
100,000 115,590
C3 Metals, Inc.
 *
1,500,000 88,349
Hudbay Minerals, Inc. 5,917 28,795
Meridian Mining UK Societas
 *
500,000 132,524
365,258
Metal - Diversified 7.89%
Argent Minerals, Ltd.
 *
4,624,077 32,284
Aurion Resources, Ltd.
 *
500,000 191,423
Auteco Minerals, Ltd.
 *
15,000,000 307,111
Auteco Minerals, Ltd.
 *
5,000,000 102,370
Blackwolf Copper and Gold, Ltd.
 *
500,000 84,668
Cartier Resources, Inc.
 *
750,000 41,414
De Grey Mining, Ltd.
 *
250,000 182,864
Ivanhoe Mines, Ltd.
 *
200,000 1,713,970
Juno Corp., 144A
 #*@∆
200,000 294,497
Kaizen Discovery, Inc.
 *
800,000 91,294
New Age Metals, Inc., 144A
 #*∆
143,518 4,227
Nubian Resources, Ltd.
 *
500,000 16,565
Orex Minerals, Inc.
 *
700,000 113,381
Orsu Metals Corp., 144A
 #*@∆
186,922 0
RTG Mining, Inc.
 *
3,000,000 60,196
Sirios Resources, Inc.
 *
1,000,000 29,450
Sterling Metals Corp.
 *
1,000,000 58,899
3,324,613
Mining Services 0.63%
Cordoba Minerals Corp.
 *
58,823 14,075
Orexplore Technologies, Ltd.
 *
267,284 7,740
Summa Silver Corp.
 *
750,000 242,960
264,775
Non-Ferrous Metals 0.40%
InZinc Mining, Ltd.
 *
2,000,000 40,493
Latitude Uranium, Inc.
 *
575,241 127,055
167,548
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.
 #*@
2,000,000 0
Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A
 #*∆
12,083 400

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Precious Metals 16.92%
Amani Gold, Ltd.
 #*@
54,500,000 $ 35,041
Arizona Metals Corp.
 *
1,000,000 2,245,537
Barsele Minerals Corp.
 *~
7,550,000 680,931
Brixton Metals Corp.
 *
3,000,000 353,396
Canex Metals, Inc.
 *
3,250,000 101,693
Capitan Silver Corp.
 *
1,100,000 95,159
Denarius Metals Corp.
 *
150,000 39,757
Dolly Varden Silver Corp.
 *
2,750,000 1,295,785
GFG Resources, Inc.
 *
5,500,000 323,946
Gold Terra Resource Corp.
 *
3,750,000 193,263
Gold79 Mines, Ltd.
 *
8,500,000 156,451
GR Silver Mining, Ltd.
 *
1,500,000 44,175
Imperial Mining Group, Ltd.
 *
500,000 22,087
MacDonald Mines Exploration, Ltd.
 *
300,000 11,044
Olive Resource Capital, Inc.
 *
4,000,000 95,711
Paramount Gold Nevada Corp.
 *
170,000 48,246
Polarx, Ltd.
 *
40,000,000 255,766
Silver Viper Minerals Corp.
 *
2,000,000 132,524
Stillwater Critical Minerals Corp.
 *
2,000,000 242,960
Thesis Gold, Inc.
 *
1,016,254 478,853
Unico Silver, Ltd.
 *
1,000,000 57,842
Visionary Metals Corp.
 *
1,500,000 93,871
Xali Gold Corp., 144A
 #*∆
4,875,000 125,621
7,129,659
Real Estate Operating/Development 1.78%
Fremont Gold, Ltd.
 *
400,000 29,450
Mammoth Resources Corp.
 *~
5,500,000 60,740
Revival Gold, Inc.
 *
1,750,000 657,095
747,285
Retail - Jewelry 1.44%
Mene, Inc.
 *
2,115,000 607,289
Silver Mining 5.55%
Aya Gold & Silver, Inc.
 *
95,000 509,884
FireFox Gold Corp.
 *
500,000 18,406
Kootenay Silver, Inc.
 *
3,500,000 206,148
Metallic Minerals Corp.
 *
1,000,000 294,497
Reyna Silver Corp.
 *
360,000 53,009
Southern Silver Exploration Corp.
 *
1,500,000 182,220
Vizsla Silver Corp.
 *
1,000,000 1,074,912
2,339,076
Total Common Stocks 39,320,635
(cost $77,073,627)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
World Precious Minerals Fund
Corporate Non-Convertible Bond 2.20%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Gold Mining 2.20%
Aris Gold Corp. 7.50 08/26/27 $ 910,097 $ 925,205
(cost $910,097)
Exchange Traded Funds 0.22% Shares
Direxion Daily Gold Miners Index Bear 2X Shares ETF 3,767 55,563
Direxion Daily Junior Gold Miners Index Bear 2X Shares
ETF 4,699 38,814
Total Exchange Traded Funds 94,377
(cost $94,595)
Warrants 0.14%
Exercise
Price
Exp.
Date
Diversified Minerals 0.00%
Kesselrun Resources, Ltd., 144A
 #*@~∆
$ 0.23 12/08/23 1,250,000 0
Spark Energy Minerals, Inc., 144A
 #*@∆
4.00 06/04/24 875,000 0
Waraba Gold, Ltd., 144A
 #*@~∆
0.50 03/29/24 5,390,000 0
Western Exploration, Inc., 144A
 #*@∆
2.15 12/31/49 50,000 0
Western Exploration, Inc., 144A
 #*@∆
0.50 12/31/49 240,000 0
0
Gold Mining 0.00%
Cassiar Gold Corp., 144A
 #*@∆
1.05 06/08/24 99,000 0
Cassiar Gold Corp., 144A
 #*@∆
0.70 05/04/25 125,000 0
Gold Mountain Mining Corp., 144A
 #*@∆
1.75 04/21/24 50,000 0
0
Metal - Diversified 0.00%
Sterling Metals Corp., 144A
 #*@∆
0.25 04/17/25 1,000,000 0
Mining Services 0.14%
Aris Mining Corp.
 *
2.75 07/29/25 520,000 59,341
Oil Companies - Exploration & Production 0.00%
Goliath Resources, Ltd., 144A
 #*@∆
0.92 05/18/25 112,500 0
Precious Metals 0.00%
Denarius Metals Corp., 144A
 #*@∆
0.60 03/02/26 75,000 0
GFG Resources, Inc., 144A
 #*@∆
0.18 03/20/26 373,077 0
0
Real Estate Operating/Development 0.00%
TDG Gold Corp., 144A
 #*@∆
0.42 07/06/26 115,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Silver Mining 0.00%
Southern Silver Exploration Corp., 144A
 #*@∆
$ 0.25 08/14/25 875,000 $ 0
Vizsla Silver Corp., 144A
 #*@∆
2.00 11/15/24 62,500 0
0
Total Warrants 59,341
(cost $62,611 )
Call Option Purchased 0.03%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Precious Metals 0.03%
Coeur Mining, Inc. $ 2.50 01/24 $ 134,750 539 13,475
(premiums paid $14,833 )
Investments, at value 95.91% 40,413,033
(cost $78,155,763 )
Other assets and liabilities, net 4.09% 1,723,975
Net Assets 100.00% $ 42,137,008

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
Gold and Precious Metals Fund
Common Stocks 89.85% Shares Value
Applications Software 1.15%
Chrysos Corp., Ltd.
 *
250,000 $ 1,008,782
Chemicals - Diversified 0.00%
Base Carbon, Inc.
 *
196 62
Diamonds/Precious Stones 0.23%
Lucara Diamond Corp.
 *
700,000 200,994
Diversified Minerals 2.58%
Calibre Mining Corp.
 *
450,000 430,701
Leo Lithium, Ltd.
 #*@
3,500,000 1,136,414
Lithium Royalty Corp.
 *
85,000 710,915
2,278,030
Enterprise Software/Services 0.21%
Abaxx Technologies, Inc.
 *
36,333 185,377
Gold Mining 48.73%
Agnico Eagle Mines, Ltd. 40,000 1,818,000
Alamos Gold, Inc. 225,000 2,540,250
Anglogold Ashanti PLC 25,000 395,000
Black Cat Syndicate, Ltd.
 *
4,000,000 537,581
Catalyst Metals, Ltd.
 *
1,249,850 451,965
Catalyst Metals, Ltd.
 *
500,000 180,808
Centamin PLC 425,000 431,853
Centerra Gold, Inc. 125,000 611,080
DRDGOLD, Ltd., ADR 165,000 1,369,500
Dundee Precious Metals, Inc. 150,000 927,664
Eldorado Gold Corp.
 *
75,000 668,250
Firefinch, Ltd.
 #*@
5,000,000 289,327
Franco-Nevada Corp. 7,500 1,001,175
GoGold Resources, Inc.
 *
750,000 668,139
Gold Fields, Ltd., ADR 145,000 1,574,700
Gold Resource Corp. 1,000,000 428,000
Harmony Gold Mining Co., Ltd., ADR 500,000 1,880,000
i-80 Gold Corp.
 *
200,000 301,859
IAMGOLD Corp.
 *
300,000 645,000
K92 Mining, Inc.
 *
2,300,000 9,770,661
Karora Resources, Inc.
 *
450,000 1,268,912
Kinross Gold Corp. 375,000 1,710,000
Lundin Gold, Inc. 340,000 3,817,412
Mineros SA 3,400,000 1,451,868
Northern Star Resources, Ltd. 100,000 664,025
OceanaGold Corp. 600,000 1,175,041
Pantoro, Ltd.
 *
11,000,000 260,224
Petropavlovsk PLC
 #*@+
4,886,855 0
Ramelius Resources, Ltd. 1,000,000 910,755

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Resolute Mining, Ltd.
 *
8,000,000 $ 1,757,049
Royal Gold, Inc. 10,000 1,063,300
Sandstorm Gold, Ltd. 200,000 932,000
Torex Gold Resources, Inc.
 *
40,000 416,124
Wesdome Gold Mines, Ltd.
 *
200,000 1,043,990
42,961,512
Metal - Copper 0.13%
Arizona Sonoran Copper Co., Inc.
 *
100,000 115,590
Metal - Diversified 9.12%
Aclara Resources, Inc.
 *
137,400 40,464
Ivanhoe Mines, Ltd.
 *
335,000 2,870,900
Mandalay Resources Corp.
 *
500,000 714,154
Silver X Mining Corp.
 *
8,000,000 1,384,134
Vox Royalty Corp. 1,500,000 3,030,000
8,039,652
Mining Services 2.09%
Capital, Ltd. 575,000 598,793
Empress Royalty Corp.
 *
2,000,000 412,295
Orexplore Technologies, Ltd.
 *
1,007,351 29,170
Star Royalties, Ltd.
 *
3,500,000 798,822
1,839,080
Oil & Gas Drilling 3.06%
DDH1, Ltd. 5,000,000 2,700,207
Oil Field Machinery & Equipment 0.82%
Imdex, Ltd. 725,000 721,881
Platinum 1.29%
Impala Platinum Holdings, Ltd. 100,000 520,914
Sibanye Stillwater, Ltd., ADR 100,000 617,000
1,137,914
Precious Metals 6.95%
Elemental Altus Royalties Corp.
 *
250,000 215,351
EMX Royalty Corp.
 *
1,250,000 2,227,130
Pan American Silver Corp. 100,000 1,448,000
SilverCrest Metals, Inc.
 *
55,000 242,960
Triple Flag Precious Metals Corp. 75,000 982,330
Wheaton Precious Metals Corp. 25,000 1,013,750
6,129,521
Real Estate Operating/Development 3.92%
Emerald Resources NL
 *
2,000,000 3,459,415

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Retail - Jewelry 2.20%
Mene, Inc.
 *
1,025,000 $ 294,312
Mene, Inc., 144A
 #*∆
5,714,285 1,640,767
1,935,079
Silver Mining 7.37%
Aya Gold & Silver, Inc.
 *
1,000,000 5,367,200
Santacruz Silver Mining, Ltd.
 *
4,000,000 544,819
Silvercorp Metals, Inc. 250,000 587,500
6,499,519
Total Common Stocks 79,212,615
(cost $84,644,362)
Corporate Non-Convertible Bonds 4.08%
Coupon
Rate %
Maturity
Date
Principal
Amount
Coal 0.00%
Caribbean Resources Corp.
 #@^
19.25 06/15/15 $ 485,766 0
Gold Mining 4.08%
Aris Gold Corp. 7.50 08/26/27 3,538,402 3,597,139
Total Corporate Non-Convertible Bonds 3,597,139
(cost $4,024,147)
Exchange Traded Funds 0.74% Shares
Direxion Daily Gold Miners Index Bear 2X Shares ETF 7,803 115,094
Direxion Daily Junior Gold Miners Index Bear 2X Shares
ETF 9,774 80,733
Global X Silver Miners ETF 19,000 454,100
Total Exchange Traded Funds 649,927
(cost $754,831)
Warrants 0.17%
Exercise
Price
Exp.
Date
Metal - Diversified 0.00%
Vox Royalty Corp., 144A
 #*@∆
$ 4.50 03/25/24 50,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2023
Gold and Precious Metals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Mining Services 0.17%
Aris Mining Corp.
 *
$ 2.75 07/29/25 1,274,000 $ 145,386
Total Warrants 145,386
(cost $0 )
Call Option Purchased 0.03%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Precious Metals 0.03%
Coeur Mining, Inc. $ 2.50 01/24 $ 286,750 1,147 28,675
(premiums paid $31,567 )
Investments, at value 94.87% 83,633,742
(cost $89,454,907 )
Other assets and liabilities, net 5.13% 4,524,108
Net Assets 100.00% $ 88,157,850

Notes to Portfolios of Investments (
unaudited
)
September 30, 2023

Legend
General
The yields reflect the effective yield from the date of purchase.
Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at September 30, 2023.
Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the
“Board”) has designated the Adviser, as defined in Note 3 in the Notes to Financial Statements,
◊ Zero coupon bond. Interest rate presented is yield to maturity.
* Non-income producing security.
@ Security was fair valued at September 30, 2023, by U.S. Global Investors, Inc. (Adviser)
(other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at September 30, 2023, were 0.00% of Global Luxury Goods Fund,
3.68% of Global Resources Fund, 0.94% of World Precious Minerals Fund and 1.62% of Gold
And Precious Metals Fund, respectively. See the Fair Valuation of Securities section of these
Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
# Illiquid Security.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of September 30, 2023 amounted to
$43,438, 0.10%, of Global Luxury Goods Fund, $1,241,739, 2.64%, of Global Resources
Fund, $725,953, 1.72%, of World Precious Minerals Fund and $1,640,767, 1.86%, of Gold And
Precious Metals Fund.
~ Affiliated Company. (see following)
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
ADR American Depositary Receipt
AGM Assured Guaranty Municipal
BAM Build American Mutual Assurance Company
COP Certificate of Participation
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
LP Limited Partnership
MTN Medium Term Note
NATL National Public Finance Guarantee Corporation
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust

Notes to Portfolios of Investments (
unaudited
)
September 30, 2023

as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds.
The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long- term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean

Notes to Portfolios of Investments (
unaudited
)
September 30, 2023

between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.
The following table summarizes the valuation of each Fund’s securities as of September 30,
2023, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 26,337,798 $ – $ 26,337,798
Investments, at Value $ – $ 26,337,798 $ – $ 26,337,798
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 24,062,676 $ – $ 24,062,676
Investments, at Value $ – $ 24,062,676 $ – $ 24,062,676
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 1,286,768 $ 3,910,332 $ – $ 5,197,100
Athletic Footwear 222,560 – – 222,560
Automotive - Cars & Light
Trucks 5,249,104 3,139,453 – 8,388,557
Beverages - Wine/Spirits – 1,817,621 – 1,817,621
Building - Residential/
Commercial 318,028 – – 318,028
Casino Hotels 1,329,360 – – 1,329,360
Cosmetics & Toiletries 866,630 – – 866,630

Notes to Portfolios of Investments (
unaudited
)
September 30, 2023

Global Luxury Goods Fund
Common Stocks (continued)
Cruise Lines $ 1,387,624 $ – $ – $ 1,387,624
Diversified Banking
Institution 1,740,240 – – 1,740,240
Energy - Alternate Sources – – 0 0
Finance - Mortgage Loan/
Banker – – 0 0
Gold Mining 1,535,481 227,689 – 1,763,170
Hotels & Motels 3,483,522 843,080 – 4,326,602
Investment Management/
Advisory Services 991,848 – – 991,848
Oil Companies - Exploration
& Production 43,438 – – 43,438
Real Estate Operating/
Development – – 0 0
Recreational Vehicles 416,560 – – 416,560
Retail - Apparel/Shoe – 1,495,492 – 1,495,492
Retail - Jewelry – 2,869,580 – 2,869,580
Retail - Miscellaneous/
Diversified – 379,659 – 379,659
Textile - Apparel 2,188,980 – – 2,188,980
Corporate Non-Convertible Bond – 747,608 – 747,608
Warrant
Retail - Jewelry – 6,832 – 6,832
Investments, at Value 21,060,143 15,437,346 0 36,497,489
Other Financial Instruments
†
Currency Contract – 18,694 – 18,694
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 1,460,077 $ – $ – $ 1,460,077
Agricultural Chemicals 703,304 – – 703,304
Agricultural Operations – – 427,562 427,562
Building & Construction
Products - Miscellaneous 138,175 – – 138,175
Chemicals - Diversified – 16,395 – 16,395
Coal – – 0 0
Diamonds/Precious Stones 804,712 – – 804,712
Distribution/Wholesale – 124,241 – 124,241
Diversified Minerals 5,140,058 633,347 229,256 6,002,661
Energy - Alternate Sources 246,100 7,363 0 253,463

Notes to Portfolios of Investments (
unaudited
)
September 30, 2023

Global Resources Fund
Common Stocks (continued)
Enterprise Software/
Services $ 1,700,716 $ 316,584 $ – $ 2,017,300
Food - Miscellaneous/
Diversified 51,537 – – 51,537
Gold Mining 3,661,360 1,204,099 57,866 4,923,325
Industrial Gases 744,700 – – 744,700
Investment Companies – 510,524 – 510,524
Metal - Copper 803,055 – – 803,055
Metal - Diversified 6,439,062 491,358 294,496 7,224,916
Metal - Iron – – 0 0
Mining Services 354,587 – – 354,587
Natural Resource
Technology – – 126,171 126,171
Non-Ferrous Metals 1,078,268 89,809 0 1,168,077
Oil - Field Services 1,104,600 – – 1,104,600
Oil - US Royalty Trusts 3,617,100 611,317 – 4,228,417
Oil Companies - Exploration
& Production 4,848,267 – – 4,848,267
Oil Refining & Marketing 354,275 – – 354,275
Pipelines 1,244,700 – – 1,244,700
Precious Metals 452,797 375,720 – 828,517
Real Estate Operating/
Development 563,225 – 0 563,225
REITS - Diversified 453,900 – – 453,900
Remediation Services 305,250 – – 305,250
Retail - Jewelry 215,351 – – 215,351
Silver Mining 134,364 – – 134,364
Corporate Convertible Bond – – 488,040 488,040
Corporate Non-Convertible
Bonds – 1,468,033 – 1,468,033
Exchange Traded Funds 659,123 – – 659,123
Warrants
Diversified Minerals – 12,240 – 12,240
Investment Companies – 0 – 0
Metal - Copper 0 – – 0
Metal - Diversified – 0 – 0
Mining Services 42,325 – – 42,325
Non-Ferrous Metals – 0 – 0
Oil Companies - Exploration
& Production 6,902 26,505 – 33,407
Real Estate Operating/
Development – 0 – 0
Silver Mining – 0 – 0
Publically Traded Partnerships 89,190 – – 89,190
Purchased Call Options 14,725 98,211 – 112,936
Investments, at Value 37,431,805 5,985,746 1,623,391 45,040,942

Notes to Portfolios of Investments (
unaudited
)
September 30, 2023

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 5,903,920 $ – $ – $ 5,903,920
Chemicals - Diversified – 5 – 5
Coal – – 0 0
Diamonds/Precious Stones 1,470,826 – – 1,470,826
Diversified Minerals 1,019,591 600,460 2,945 1,622,996
Enterprise Software/
Services 13,664 – – 13,664
Financial Services – 1,228 – 1,228
Gold Mining 13,237,970 2,063,383 60,740 15,362,093
Metal - Copper 365,258 – – 365,258
Metal - Diversified 2,345,291 684,825 294,497 3,324,613
Mining Services 14,075 250,700 – 264,775
Non-Ferrous Metals 167,548 – – 167,548
Oil Companies - Exploration
& Production – – 0 0
Optical Recognition
Equipment 400 – – 400
Precious Metals 6,781,010 313,608 35,041 7,129,659
Real Estate Operating/
Development 747,285 – – 747,285
Retail - Jewelry 607,289 – – 607,289
Silver Mining 2,339,076 – – 2,339,076
Corporate Non-Convertible Bond – 925,205 – 925,205
Exchange Traded Funds 94,377 – – 94,377
Warrants
Diversified Minerals – 0 – 0
Gold Mining – 0 – 0
Metal - Diversified – 0 – 0
Mining Services 59,341 – – 59,341
Oil Companies - Exploration
& Production – 0 – 0
Precious Metals – 0 – 0
Real Estate Operating/
Development – 0 – 0
Silver Mining – 0 – 0
Call Option 13,475 – – 13,475
Investments, at Value 35,180,396 4,839,414 393,223 40,413,033

Notes to Portfolios of Investments (
unaudited
)
September 30, 2023

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2023 through September 30, 2023:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Applications Software $ – $ 1,008,782 $ – $ 1,008,782
Chemicals - Diversified 62 – – 62
Diamonds/Precious Stones 200,994 – – 200,994
Diversified Minerals 1,141,616 – 1,136,414 2,278,030
Enterprise Software/
Services 185,377 – – 185,377
Gold Mining 37,477,925 5,194,260 289,327 42,961,512
Metal - Copper 115,590 – – 115,590
Metal - Diversified 8,039,652 – – 8,039,652
Mining Services 1,211,117 627,963 – 1,839,080
Oil & Gas Drilling – 2,700,207 – 2,700,207
Oil Field Machinery &
Equipment – 721,881 – 721,881
Platinum 617,000 520,914 – 1,137,914
Precious Metals 6,129,521 – – 6,129,521
Real Estate Operating/
Development – 3,459,415 – 3,459,415
Retail - Jewelry 1,935,079 – – 1,935,079
Silver Mining 6,499,519 – – 6,499,519
Corporate Non-Convertible
Bonds – 3,597,139 0 3,597,139
Exchange Traded Funds 649,927 – – 649,927
Warrants
Metal - Diversified – 0 – 0
Mining Services 145,386 – – 145,386
Call Option 28,675 – – 28,675
Investments, at Value $ 64,377,440 $ 17,830,561 $ 1,425,741 $ 83,633,742
*
Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.
†
Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as
Currency Contract, which are valued at the unrealized appreciation (depreciation) at period end.
Common
Stocks Total
Global Luxury Goods Fund
Beginning Balance 12/31/22 $ 0 $ 0
Net change in unrealized appreciation (depreciation) — —
Ending Balance 09/30/23 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
09/30/23
(1)
$ — $ —

Notes to Portfolios of Investments (
unaudited
)
September 30, 2023

(
Significant unobservable inputs developed by the Adviser for Level 3 investments held at period end are as follows:
Common
Stocks
Corporate
Convertible
Bond Total
Global Resources Fund
Beginning Balance 12/31/22 $ 216,060 $ — $ 216,060
Purchases 299,569 508,120 807,689
Transfers 654,845 — 654,845
Corporate action 2,382 — 2,382
Net change in unrealized appreciation (depreciation) (37,505) (20,080) (57,585)
Ending Balance 09/30/23 $ 1,135,351 $ 488,040 $ 1,623,391
Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/23
(1)
$ (37,505) $ (20,080) $ (57,585)
Common
Stock Total
World Precious Minerals Fund
Beginning Balance 12/31/22 $ 99,889 $ 99,889
Purchases 299,569 299,569
Transfers 35,041 35,041
Net change in unrealized appreciation (depreciation) (41,276) (41,276)
Ending Balance 09/30/23 $ 393,223 $ 393,223
Net change in unrealized appreciation (depreciation) from Investments held as of
09/30/23
(1)
$ (41,276) $ (41,276)
Common
Stocks
Corporate
Non-
Convertible
Bond Total
Gold and Precious Metals Fund
Beginning Balance 12/31/22 $ 476,595 $ 0 $ 476,595
Net change in unrealized appreciation (depreciation) (187,268) — (187,268)
Transfers 1,136,414 0 1,136,414
Ending Balance 09/30/23 $ 1,425,741 $ 0 $ 1,425,741
Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/23
(1)
$ (187,268) $ — $ (187,268)
*
Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.
†
Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as
Currency Contract, which are valued at the unrealized appreciation (depreciation) at period end.
Fair Value at
09/30/23
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Global Luxury Goods Fund
Investments in Securities 100%
Common Stocks 0 Market Transaction
(1)
Discount
Global Resources Fund

Notes to Portfolios of Investments (
unaudited
)
September 30, 2023

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended September 30, 2023.
At September 30, 2023, the value of investments in affiliated companies was $0, representing
0% of net assets, and the total cost was $2,400,000.
Fair Value at
09/30/23
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Investments in Securities 0% - 100% discount
(97% discount)
Common Stocks 1,135,351 Market Transaction
(1)
Discount
Corporate Convertible Bond 488,040 Market Transaction
(1)
Discount 0%
World Precious Minerals Fund
Investments in Securities 0% - 100% discount
(96% discount)
Common Stocks 393,223 Market Transaction
(1)
Discount
Gold and Precious Metals Fund
Investments in Securities 0% - 100% discount
(12% discount)
Common Stocks 1,425,741 Market Transaction
(1)
Discount
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.
Shares of Affiliated Companies
Global Resources Fund
December 31,
2022 Additions Reductions
September 30,
2023
Caribbean Resources Corp. 17 — — —
(a)
Pacific Green Energy Corp. 2,400,000 — — 2,400,000
Values of Affiliated Companies
Global Resources
Fund
December
31, 2022
Purchases
Cost
Sales
Proceeds
September
30, 2023 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Caribbean
Resources Corp. $ 0 $ — $ — $ 0
(a)
$ — $ — $ —
Pacific Green
Energy Corp. 0 — — 0 — — —

Notes to Portfolios of Investments (
unaudited
)
September 30, 2023

At September 30, 2023, the value of investments in affiliated companies was $3,361,954, representing 7.98% of net assets, and the total cost was $7,228,642.
At September 30, 2023, the value of investments in affiliated companies was $0, representing
0.00% of net assets, and the total cost was $0.
Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
Shares of Affiliated Companies
World Precious Minerals Fund
December 31,
2022 Additions Reductions
September 30 ,
202 3
Barsele Minerals Corp. 7,548,000 2,000 — 7,550,000
Kesselrun Resources Ltd 5,000,000 — — 5,000,000
Kesselrun Resources, Ltd. 1,250,000 — — 1,250,000
Mammoth Resources Corp. 5,500,000 — — 5,500,000
TriStar Gold, Inc. 28,800,000 — — 28,800,000
Waraba Gold Ltd. 2, 810 ,000 5,390,000 — 8,200,000
Waraba Gold, Ltd. — 5,390,000 — 6,045,000
Values of Affiliated Companies
World Precious
Minerals Fund
December
31, 2022
Purchases
Cost
Sales
Proceeds
September
30, 2023 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Barsele Minerals
Corp. $ 1,505,140 $ 450 $ — $ 680,931 $ — $ — $ (824,659)
Kesselrun
Resources Ltd 221,566 — — 92,030 — — (129,536)
Kesselrun
Resources, Ltd. 0 — — 0 — — —
Mammoth
Resources Corp. 121,861 — — 60,740 — — (61,121)
TriStar Gold, Inc. 2,658,789 — — 2,226,394 — — (432,395)
Waraba Gold, Ltd. 352,807 394,251 — 301,859 — — (445,199)
Waraba Gold, Ltd.,
144A 0 — — 0 — — —
$ 4,860,163 $ 394,701 $ — $ 3,361,954 $ — $ — $ (1,892,910)
Shares of Affiliated Companies
Gold And Precious Metals Fund
December 31,
2022 Additions Reductions
September 30,
2023
Silver X Mining Corp 8,000,000 — — 8,000,000
(a)
(a) At September 30, 2023, the company was no longer defined as an affiliate, although it was an affiliate company during the period.

Notes to Portfolios of Investments (
unaudited
)
September 30, 2023

As of September 30, 2023, the total cost of restricted securities was $0, and the total value was $0, representing 0.00% of net assets.
As of September 30, 2023, the total cost of restricted securities was $7,473,544, and the total value was
$126,171, representing 0.27% of net assets.
As of September 30, 2023, the total cost of restricted securities was $1,362,590, and the total value was
$0, representing 0.00% of net assets.
Open forward foreign currency contracts as of September 30, 2023, were as follows:
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Gold and Precious Metals Fund
Acquisition
Date
Cost per
Share/Unit
Petropavlovsk PLC 09/15/21-10/07/21 $ 0.28
Fund Counterparty Currency to Deliver
Currency to
Receive
Settlement
Date
Settlement
Value at
September
30, 2023
Net Unrealized
Appreciation
Global Luxury
Goods
Fund
Brown Brothers
Harriman & Co. EUR 2,000,000 USD 2,135,440 10/25/2023 $ 2,116,746 $ 18,694